Shareholders' Equity (Tables)	12 Months Ended
Jun. 30, 2023
Shareholders' Equity [Abstract]
Schedule of Accumulated other Comprehensive Income (Loss)	The components of accumulated other comprehensive income (loss) were as follows:
Foreign currency translation income (loss)
Balance at June 30, 2021	$1,230,083
Other comprehensive loss before reclassification	(1,828,542)
Net current-period other comprehensive income	(1,828,542)
Other comprehensive loss attribute to noncontrolling interests	48,211
Balance at June 30, 2022	(550,248)
Other comprehensive income before reclassification	(3,532,507)
Amounts reclassified from accumulated other comprehensive income	-
Net current-period other comprehensive income	(3,532,507)
Other comprehensive loss attribute to noncontrolling interests	92,161
Balance at June 30, 2023	$(3,990,594)